Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (407,322)	¥ (2,800,550)	¥ (11,718)	¥ (3,413,724)
(Income)/loss from discontinued operation, net of income tax			(6,915)	1,365,432
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	808,673	5,560,034	4,192,716	3,420,289
Share-based compensation	532,323	3,659,989	2,780,062	2,061,432
(Gains)/losses from disposal of property, equipment and software	(1,624)	(11,166)	11,591	18,478
Deferred income tax	(1,520)	(10,454)	(221,010)	(34,782)
Amortization of discounts and issuance costs of the unsecured senior notes	1,985	13,649	13,426	8,622
Impairment of goodwill and intangible assets	3,246	22,317
Impairment of investments	86,268	593,138	139,823	542,946
Fair value change of long-term investments	220,054	1,512,979
Gains from business and investment disposals	(192,025)	(1,320,266)	(74,965)	(1,232,853)
Share of results of equity investees	161,894	1,113,105	1,926,720	2,781,909
Foreign exchange (gains)/losses	27,997	192,491	(213,482)	143,125
Changes in operating assets and liabilities:
Accounts receivable	623,519	4,287,004	(545,991)	(8,703,383)
Inventories	(340,638)	(2,342,058)	(12,788,337)	(8,372,953)
Advance to suppliers	(10,962)	(75,370)	(137,457)	341,817
Prepayments and other current assets	(130,774)	(899,139)	(328,041)	(472,714)
Amount due from related parties	257,426	1,769,930	2,456,933	(1,496,349)
Other non-current assets	6,544	44,990	(372,576)	178,815
Accounts payable	795,096	5,466,698	26,106,191	14,518,806
Advance from customers	(108,480)	(745,854)	2,138,964	4,365,280
Deferred revenues	(87,770)	(603,464)	(374,042)	(725,788)
Taxes payable	24,161	166,120	92,932	445,585
Accrued expenses and other current liabilities	750,257	5,158,390	4,624,014	3,710,000
Amount due to related parties	18,749	128,909	(66,370)	16,907
Net cash provided by continuing operating activities	3,037,077	20,881,422	29,342,468	9,466,897
Net cash used in discontinued operating activities			(2,485,741)	(1,226,526)
Net cash provided by operating activities	3,037,077	20,881,422	26,856,727	8,240,371
Cash flows from investing activities:
Purchase of short-term investments	(366,228)	(2,518,000)	(9,288,743)	(16,148,733)
Maturity of short-term investments	1,316,717	9,053,087	7,211,608	12,128,500
Purchases of investment securities	(663,557)	(4,562,283)	(7,824,277)	(50,000)
Cash received from disposal of investment securities	46,248	317,975		16,440
Prepayments and investments in equity investees	(2,530,463)	(17,398,204)	(6,207,880)	(7,146,498)
Cash received from disposal of equity investment	233,632	1,606,338	202,774	29,558
Cash paid for loan originations	(5,298,846)	(36,432,214)	(24,379,691)	(14,003,737)
Cash received from loan repayments	5,670,008	38,984,140	23,019,358	11,093,692
Purchase of property, equipment and software	(1,417,126)	(9,743,453)	(3,294,286)	(2,140,802)
Cash paid for construction in progress	(1,070,313)	(7,358,939)	(3,267,277)	(1,359,364)
Purchase of intangible assets	(19,024)	(130,797)	(8,774)	(50,438)
Purchase of land use rights	(601,601)	(4,136,305)	(4,785,538)	(678,328)
Cash paid for business combination, net of cash acquired (Note 8)	(2,848)	(19,578)	(160,658)	(615,849)
Loans (provided to)/settled by JD Digits	910,369	6,259,241	(6,187,891)	1,856,144
Proceeds from JD Digits reorganization (Note 6)			13,027,155
Net cash used in continuing investing activities	(3,793,032)	(26,078,992)	(21,944,120)	(17,069,415)
Net cash used in discontinued investing activities			(17,871,171)	(28,412,020)
Net cash used in investing activities	(3,793,032)	(26,078,992)	(39,815,291)	(45,481,435)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	513,689	3,531,870
Repurchase of ordinary shares	(29,945)	(205,886)		(5,338,274)
Purchase of capped call options				(2,007,100)
Proceeds from settlement of capped call options			737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	7,062	48,555	135,745	82,396
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics, net	2,321,110	15,958,792
Capital injection from non-controlling interest shareholders	117,164	805,561	209,725	173,550
Proceeds from short-term borrowings	171,540	1,179,422	700,000	3,029,576
Repayment of short-term borrowings	(174,533)	(1,200,000)	(2,356,888)	(3,491,500)
Proceeds from long-term borrowings	420,417	2,890,575
Proceeds from unsecured senior notes, net of discount and debt issuance costs				6,355,969
Proceeds from nonrecourse securitization debt			16,500,000	9,302,000
Repayment of nonrecourse securitization debt	(1,739,538)	(11,960,194)	(10,889,371)	(920,510)
Proceeds from other financing activities, net	24,905	171,233	143,653
Net cash provided by continuing financing activities	1,631,871	11,219,928	5,180,365	8,649,325
Net cash provided by discontinued financing activities			14,054,620	32,050,146
Net cash provided by financing activities	1,631,871	11,219,928	19,234,985	40,699,471
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	244,515	1,681,163	(641,534)	726,462
Net increase in cash, cash equivalents, and restricted cash	1,120,431	7,703,521	5,634,887	4,184,869
Cash, cash equivalents, and restricted cash at beginning of year	4,334,017	29,798,537	24,163,650	19,978,781
Cash, cash equivalents, and restricted cash at end of year	5,454,448	37,502,058	29,798,537	24,163,650
Supplemental cash flow disclosures of continuing operations:
Cash paid for income taxes	(96,910)	(666,305)	(240,899)	(110,498)
Cash paid for interest	(61,237)	(421,035)	¥ (577,306)	(515,234)
Supplemental disclosures of non-cash investing and financing activities:
Equity investments obtained through commitment of future services and contribution of certain business	$ 26,359	¥ 181,228		2,164,050
Transaction with Walmart
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with Walmart Transactions, net				¥ 9,592,258